Schedule of Investments
May 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.09%
Alabama–4.76%
Black Belt Energy Gas District (The); Series 2022 F, RB	5.25%	12/01/2027	$460	$ 479,756
Arizona–3.63%
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2039	250	235,233
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(a)	5.75%	07/01/2024	130	130,446
				365,679
California–7.62%
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(b)	5.00%	08/01/2029	250	262,287
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	236	228,266
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(a)	5.00%	06/01/2029	275	277,587
				768,140
Connecticut–2.50%
University of Connecticut; Series 2014 A, RB	5.00%	02/15/2032	250	252,340
Florida–4.86%
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2031	235	240,351
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	250	250,002
				490,353
Georgia–5.06%
Burke (County of), GA Development Authority (Georgia Power Company); Series 1996, RB(b)	3.88%	03/06/2026	250	249,581
Main Street Natural Gas, Inc.; Series 2023 A, RB(b)	5.00%	06/01/2030	250	260,189
				509,770
Illinois–2.53%
Chicago (City of), IL; Series 2015 A, GO Bonds	5.50%	01/01/2033	250	255,295
Indiana–2.53%
Whiting (City of), IN (BP Products North America Inc.); Series 2015, RB(b)(c)	4.40%	06/10/2031	250	255,121
Iowa–3.01%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	300	303,387
Louisiana–2.46%
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(b)	4.05%	07/01/2026	250	248,421
Massachusetts–2.51%
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Geen Bonds); Series 2015, RB	5.00%	07/01/2044	250	252,669
Minnesota–1.64%
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015 A, RB	4.75%	07/01/2025	170	165,603
Missouri–3.06%
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017, RB(a)	5.00%	12/01/2037	300	307,969
New Jersey–2.66%
New Jersey (State of) Transportation Trust Fund Authority; Series 2014, RB	5.00%	06/15/2032	250	268,546
New York–6.92%
Metropolitan Transportation Authority; Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(d)(e)	2.60%	11/15/2050	190	190,000
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB(c)	5.00%	08/01/2031	250	250,339
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB(c)	5.00%	12/01/2026	250	257,858
				698,197
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–2.30%
Buckeye Tobacco Settlement Financing Authority; Series 2020 B-2, Ref. RB	5.00%	06/01/2055	$250	$ 231,627
Oregon–3.26%
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(c)	5.25%	07/01/2039	300	328,603
Pennsylvania–10.09%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	250	253,732
Montgomery (County of), PA Industrial Development Authority (Constellation Energy); Series 2023 B, Ref. RB	4.10%	06/01/2029	250	254,526
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(c)	5.00%	12/31/2034	250	253,950
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement)); Series 2015, RB(c)	5.00%	12/31/2029	250	255,632
				1,017,840
Texas–16.39%
Austin (City of), TX; Series 2012, RB(b)(f)	5.00%	06/16/2023	250	250,134
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	5.00%	07/15/2025	430	427,335
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(c)	4.75%	07/01/2024	225	225,082
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(c)	5.00%	07/15/2028	250	253,405
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	500	496,859
				1,652,815
Virginia–2.48%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	250	250,121
Wisconsin–5.82%
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(a)	5.00%	06/01/2029	335	333,800
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	250	253,493
				587,293
TOTAL INVESTMENTS IN SECURITIES–96.09% (Cost $9,682,108)				9,689,545
OTHER ASSETS LESS LIABILITIES–3.91%				394,649
NET ASSETS–100.00%				$10,084,194
Investment Abbreviations:
GO	– General Obligation
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $1,538,767, which represented 15.26% of the Fund’s Net Assets.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2023.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SMA Municipal Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco SMA Municipal Bond Fund